CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Maturity Date, Description		mature on various dates from July 7, 2021 to April 30, 2022.
Shares Issued, Price Per Share					$ 6.70
Convertible Notes Payable, Current		$ 689,502				$ 1,180,908
Interest Expense, Debt		200,000	$ 200,000
Note-2 [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Notes Payable, Current						2,600,000
Interest Expense, Debt		209,000
Contractual Obligation		45,000
Note-1 [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Notes Payable, Current						2,600,000
Amortization of Debt Issuance Costs and Discounts		164,000
Note-3 [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount		$ 740,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		298,716
Shares Issued, Price Per Share		$ 0
Convertible Notes Payable, Current						1,180,908
Amortization of Debt Issuance Costs and Discounts		$ 257,000
Debt Instrument, Unamortized Discount		689,502		$ 50,498		$ 299,695
Interest expenses		26,208
Debt Instrument, Convertible, Liquidation Preference, Value		2,565,000
Interest Expense, Debt		294,000
Contractual Obligation		$ 36,700
Private Placement [Member] | Convertible Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount	$ 1,040,000.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	26,667						454,097
Shares Issued, Price Per Share							$ 0
Debt Instrument, Convertible, Conversion Price							2,400,000
Private Placement [Member] | Convertible Promissory Note-2 [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount								$ 1,480,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						612,748		53,334
Shares Issued, Price Per Share						$ 0
Debt Instrument, Convertible, Conversion Price						$ 2,570,000	$ 2,420,000
Private Placement [Member] | Convertible Promissory Note-3 [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Face Amount							$ 1,480,000
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							53,334
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 9
Private Placement [Member] | Convertible Promissory Note-1 [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Instrument, Maturity Date, Description	All three Notes mature in 12 months from the issue dates of the Notes